Investment Strategy - Capital Appreciation Portfolio	Oct. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally invests at least 50% of its total assets in equity securities and the remaining assets are generally invested in debt instruments, including corporate bonds, government securities (including agencies) and bank loans. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of developed market foreign issuers, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
The Fund’s investments in equity securities are generally common stock and fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the sub-adviser expects to rise in the short term but not necessarily over the long term.
The Fund invests across all market capitalizations.
Since the sub-adviser attempts to prevent losses as well as achieve gains, the sub-adviser typically uses a “value” approach in selecting investments, which means looking for companies whose securities appear to be undervalued or out of favor with investors. The sub-adviser seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed by the sub-adviser to have good prospects for capital appreciation. The sub-adviser may establish relatively large positions in companies it finds particularly attractive.
The Fund may purchase debt instruments for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities of the debt instruments in which the Fund invests. The Fund may invest up to 30% of its assets in non-investment grade debt instruments (high yield/high risk, sometimes called “junk bonds”) or, if unrated, are of comparable quality as determined by the sub-adviser. If a security is split rated (i.e., rated investment grade by at least one rating agency and below investment grade by another rating agency), the higher rating will be used for purposes of this requirement.
The sub-adviser may sell a holding for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.